SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 24,109	$ 178,029	$ 132,634
Deferred income tax expense (recovery)	(143,400)	68,580	87,010
Income tax expense (recovery)	$ (119,291)	$ 246,609	$ 219,644